Biological assets	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about biological assets [abstract]
Disclosure of detailed information about biological assets [text block]
13 BIOLOGICAL ASSETS
The roll-forward of biological assets is as set forth below:

	09/30/2025	12/31/2024
Opening balance	22,283,001	18,278,582
Additions	6,281,750	7,180,450
Additions of merged companies		366,785
Depletions	(3,936,128)	(4,831,916)
Transfers	15,233	102,790
Gain (loss) on fair value adjustments	(73,248)	1,431,530
Disposals	(23,383)	(130,922)
Write-offs	(101,764)	(114,298)
Closing balance	24,445,461	22,283,001
The Company reevaluates, on a semi-annual basis in June and December, the main assumptions used in measuring the fair value of biological assets, which are disclosed in Note 13 of the annual financial statements for the year ended December 31, 2024.
The Company manages the financial and climate risks related to its agricultural activities in a preventive manner. To reduce the risks arising from edaphoclimatic factors, the weather is monitored through meteorological stations and, in the event of pests and diseases, our Department of Forestry Research and Development, an area specialized in physiological and phytosanitary aspects, has procedures to diagnose and act rapidly against any occurrences and losses (Note 4.8).
The Company has no biological assets pledged as collateral on September 30, 2025 and December 31, 2024.